UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07687

First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/06

Date of reporting period: 5/31/06

Item 1. Schedule of Investments

	Schedule of Investments May 31, 2006 (unaudited)

	Strategy Aggressive Growth Allocation Fund

	DESCRIPTION	SHARES	VALUE (000)+
	Affiliated Investment Companies
	Equity Funds - 93.7%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	207,456	$3,018
	Equity Index Fund	103,110	2,451
	International Fund	2,099,454	29,560
	Large Cap Growth Opportunities Fund (b)	989,079	28,664
	Large Cap Select Fund	1,220,507	17,478
	Large Cap Value Fund	952,202	19,482
	Mid Cap Growth Opportunities Fund (b)	128,968	5,454
	Mid Cap Value Fund	119,592	3,023
	Real Estate Securities Fund	203,487	4,432
	Small Cap Growth Opportunities Fund (b)	57,937	1,225
	Small Cap Select Fund (b)	90,968	1,394
	Small Cap Value Fund	74,758	1,105
	Total Equity Funds
	(Cost $105,890)		117,286
	Fixed Income Funds - 5.0%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	345,084	3,699
	Inflation Protected Securities Fund	265,551	2,539
	Total Fixed Income Funds
	(Cost $6,345)		6,238
	Short-Term Investment - 1.2%
	First American Funds, Inc. (c)
	Prime Obligations Fund	1,472,345	1,472
	(Cost $1,472)
	Total Affiliated Investment Companies - 99.9%
	(Cost $113,707)		124,996
	Other Assets and Liabilities, Net - 0.1%		177
	Total Net Assets - 100.0%		$125,173

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of May 31, 2006.
(a)	Investments in these funds are made in the Y share class.
(b)	Fund paid no dividends during the twelve-month period ended May 31, 2006.
(c)	Investment in this fund is made in the Z share class.

	Schedule of Investments May 31, 2006 (unaudited)

	Strategy Growth Allocation Fund

	DESCRIPTION	SHARES	VALUE (000)+
	Affiliated Investment Companies
	Equity Funds - 80.3%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	422,909	$6,153
	Equity Index Fund	198,372	4,715
	International Fund	2,075,961	29,230
	Large Cap Growth Opportunities Fund (b)	1,108,491	32,124
	Large Cap Select Fund	1,302,582	18,653
	Large Cap Value Fund	1,078,702	22,070
	Mid Cap Growth Opportunities Fund (b)	91,833	3,884
	Mid Cap Value Fund	97,282	2,459
	Real Estate Securities Fund	212,192	4,622
	Small Cap Growth Opportunities Fund (b)	62,182	1,315
	Small Cap Select Fund (b)	112,439	1,723
	Total Equity Funds
	(Cost $113,824)		126,948
	Fixed Income Funds - 18.2%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	1,860,611	19,946
	High Income Bond Fund	260,635	2,434
	Inflation Protected Securites Fund	663,430	6,342
	Total Fixed Income Funds
	(Cost $29,744)		28,722
	Short-Term Investment - 1.4%
	First American Funds, Inc. (c)
	Prime Obligations Fund
	(Cost $2,305)	2,305,469	2,305
	Total Affiliated Investment Companies - 99.9%
	(Cost $145,873)		157,975
	Other Assets and Liabilities, Net - 0.1%		106
	Total Net Assets - 100.0%		$158,081

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of May 31, 2006.
(a)	Investments in these funds are made in the Y share class.
(b)	Fund paid no dividends during the twelve-month period ended May 31, 2006.
(c)	Investment in this fund is made in the Z share class.

	Schedule of Investments May 31, 2006 (unaudited)

	Strategy Growth & Income Allocation Fund

	DESCRIPTION	SHARES	VALUE (000)+
	Affiliated Investment Companies
	Equity Funds - 65.8%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	652,648	$9,496
	Equity Index Fund	447,563	10,639
	International Fund	2,970,979	41,831
	Large Cap Growth Opportunities Fund (b)	1,306,025	37,849
	Large Cap Select Fund	1,986,840	28,452
	Large Cap Value Fund	1,379,707	28,229
	Mid Cap Growth Opportunities Fund (b)	130,315	5,511
	Mid Cap Value Fund	168,312	4,255
	Real Estate Securities Fund	331,914	7,229
	Small Cap Select Fund (b)	204,663	3,135
	Total Equity Funds
	(Cost $147,483)		176,626
	Fixed Income Funds - 33.0%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	6,168,230	66,123
	High Income Bond Fund	712,471	6,654
	Inflation Protected Securities Fund	1,671,041	15,975
	Total Fixed Income Funds
	(Cost $92,551)		88,752
	Short-Term Investment - 1.4%
	First American Funds, Inc. (c)
	Prime Obligations Fund
	(Cost $3,882)	3,882,040	3,882
	Total Affiliated Investment Companies - 100.2%
	(Cost $243,916)		269,260
	Other Assets and Liabilities, Net - (0.2)%		(623)
	Total Net Assets - 100.0%		$268,637

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of May 31, 2006.
(a)	Investments in these funds are made in the Y share class.
(b)	Fund paid no dividends during the twelve-month period ended May 31, 2006.
(c)	Investment in this fund is made in the Z share class.

	Schedule of Investments May 31, 2006 (unaudited)

	Strategy Income Allocation Fund

	DESCRIPTION	SHARES	VALUE (000) +
	Affiliated Investment Companies
	Equity Funds - 35.6%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	459,055	$6,679
	Equity Index Fund	202,202	4,806
	International Fund	582,038	8,195
	Large Cap Growth Opportunities Fund (b)	193,350	5,603
	Large Cap Select Fund	424,967	6,086
	Large Cap Value Fund	67,142	1,374
	Real Estate Securities Fund	49,280	1,073
	Total Equity Funds
	(Cost $29,154)		33,816

	Fixed Income Funds - 63.3%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	4,178,530	44,794
	High Income Fund	340,610	3,181
	Inflation Protected Securities Fund	1,279,543	12,233
	Total Fixed Income Funds
	(Cost $63,320)		60,208

	Short-Term Investment - 1.2%
	First American Funds, Inc. (c)
	Prime Obligations Fund
	(Cost $1,082)	1,081,742	1,082
	Total Affiliated Investment Companies - 100.1%
	(Cost $93,547)		95,106
	Other Assets and Liabilities, Net - (0.1)%		(51)
	Total Net Assets - 100.0%		$95,055

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of May 31, 2006.
(a)	Investments in these funds are made in the Y share class.
(b)	Fund paid no dividends during twelve-month period ended May 31, 2006.
(c)	Investment in this fund is made in the Z share class.

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 31, 2006